Capital risk management - Fair value estimation (Details) - Not measured at fair value in statement of financial position but for which fair value is disclosed - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	$ 3,579,675	$ 3,510,847
Fair value	3,453,980	3,224,775
Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	3,579,675	3,510,847
Fair value	$ 3,453,980	$ 3,224,775